Results of Operation from Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Jun. 30, 2014
Extractive Industries [Abstract]
Royalty income	$ 17,249	[1]	$ 14,987	[1]	$ 33,102	[1]
Production and ad valorem taxes	(1,392)	[1]	(972)	[1]	(2,313)	[1]
Depletion	(6,064)	[1]	(5,199)	[1]	(11,631)	[1]
Results of operations from oil, natural gas and natural gas liquids			$ 8,816

[1]	See Note 1 for information regarding the basis of financial statement presentation.